Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2018
Marketable Securities [Abstract]
Summary of marketable securities
	June 30, 2018
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$10,191	$160	$-	$10,351
Government debentures	284	22	-	306
	10,475	182	-	10,657

Matures after one year through three years:
Corporate debentures	54,855	-	(288)	54,567
Government debentures	12,811	-	(37)	12,774
	67,666	-	(325)	67,341

Total	$78,141	$182	$(325)	$77,998

	December 31, 2017
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$5,190	$41	$-	$5,231
Government debentures	295	11	-	306
	5,485	52	-	5,537

Matures after one year through three years:
Corporate debentures	56,514	-	(65)	56,449
Government debentures	12,403	-	(17)	12,386
	68,917	-	(82)	68,835

Total	$74,402	$52	$(82)	$74,372